STOCKHOLDERS DEFICIT (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
STOCKHOLDERS DEFICIT
Summary of warrant activity
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2021	107,991	$1.00	0.91
Granted	6,980,263	$0.41
Canceled / Expired	-	$-
Exercised	(1,130,000)	$0.00

Outstanding, October 31, 2021	5,958,254	$0.50	2.34

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2019	1,789,291	$1.00	2.91
Granted	444,248,462	$1.00
Canceled / Expired	-
Exercised	-

Outstanding, April 30, 2020	446,037,753	$1.00	1.91
Granted	633,880,117	$1.00
Canceled / Expired	(8,000)	$0.58
Exercised	-

Outstanding, April 30, 2021	1,079,909,872	$1.00	0.91

Summary of stock option activity
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)

Outstanding, April 30, 2019	2,000,000	$0.08

Granted	-
Canceled / Expired	-
Exercised	-

Outstanding, April 30, 2020	2,000,000	$0.08	8.62

Granted	-
Canceled / Expired	(2,000,000)
Exercised	-

Outstanding, April 30, 2021	-	$-	-